Long-term Investments, Net	12 Months Ended
Dec. 31, 2023
Long-term Investments [Abstract]
Long-term Investments, Net
9.	Long-term Investments, Net
The Group’s long-term investments primarily consist of equity investments accounted for using the measurement alternative, equity investments accounted for using the equity method and other investments accounted for at fair value.

	December 31, 2022	December 31, 2023
	RMB in thousands
Equity investments accounted for using the measurement alternative	2,844,630	2,421,609
Equity investments accounted for using the equity method	1,923,144	1,862,739
Investments accounted for at fair value	883,244	82,284

Total	5,651,018	4,366,632

Equity investments using the measurement alternative
The Group elects to use measurement alternative for recording equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes, in accordance with ASU
2016-01.
Under this measurement alternative, changes in the carrying value of the equity investments will be recognized in current earning, whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. For those equity investments that the Group elects to use the measurement alternative, the Group makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Group has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss in “Investment loss, net (including impairments)” equal to the difference between the carrying value and fair value.
RMB31.5 million
re-measurement
loss, RMB152.2 million
re-measurement
gain and RMB86.7 million
re-measurement
loss of equity investments accounted for using the measurement alternative was recognized for the years ended December 31, 2021, 2022 and 2023, respectively.
For equity investments accounted for using the measurement alternative as of December 31, 2022, the Company recorded cumulative upward adjustments of nil
and cumulative impairments and downward adjustments of RMB
519.7
million.
For equity investments accounted for using the measurement alternative as of December 31, 2023, the Company recorded cumulative upward adjustments of nil
and cumulative impairments and downward adjustments of RMB
758.2
million.
The Group recorded impairment charges for long-term investments of RMB91.5 million, RMB465.6 million and RMB278.9 million as “Investment loss, net (including impairments)” for
the years ended December 31, 2021, 2022 and 2023, respectively, as the investees’ unsatisfied financial performance with no obvious upturn or potential financing solutions in the foreseeable future, and the Group determined the fair value of these investments was less than their carrying value.
The Company disposes several equity investments of the Group with the carrying amount of RMB10.4 million, RMB493.1 million
 and
RMB10.2 million for the years ended December 31, 2021, 2022 and 2023, respectively. The difference between the consideration and their carrying value was recognized as “Investment loss, net (including impairments)”.
RMB0.8 million, RMB171.3
million and
RMB3.9 million
disposal gain was recognized for the years ended December 31, 2021, 2022 and 2023, respectively.
Equity investments accounted for using the equity method
RMB37.2 million, RMB211.6 million and RMB112.1 million
of the Group’s proportionate share of equity investee’s net loss, was recognized in “Investment loss, net (including impairments)” for the years ended December 31, 2021, 2022 and 2023, respectively.

Investments accounted for at fair value
Investments accounted for at fair value primarily include financial products with variable interest rates referenced to performance of underlying assets and with original maturities more than one year and investments in publicly traded companies with an intention of holding more than one year. A loss of RMB156.0 million, RMB198.6 million and a gain of
RMB158.4 million
resulted from the change in fair value was recognized in “Investment loss, net (including impairments)” for the years ended December 31, 2021, 2022 and 2023, respectively.